Investments - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 43.4	$ 7.6	$ 4.2	$ 8.5	$ 5.7	$ 8.7	$ 0.5	$ (3.0)
STARZPLAY Arabia
Schedule of Equity Method Investments [Line Items]
Equity method investment, amount sold	43.4
LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		$ 7.6	$ 4.2	$ 8.5	$ 5.7	$ 8.7	$ 0.5	$ (3.0)
STARZPLAY Arabia | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from the sale of equity method and other investments	43.4
Gain (loss) on sale of equity method investments	$ 43.4
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership (as a percent)		6.00%		6.00%
Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership (as a percent)		6.00%		6.00%
Minimum | Equity Method Investments, All | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						6.00%
Minimum | Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						6.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership (as a percent)		49.00%		49.00%
Maximum | Equity Method Investments, All | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						49.00%
Maximum | Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						49.00%